Intangible and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Intangible and Other Non-current Assets

	December 31, 2017			December 31, 2016
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
	RMB	RMB	RMB	RMB	RMB	RMB
Patents and technical know-how	7,476	(5,620)	1,856	7,237	(5,219)	2,018
Computer software	10,638	(7,749)	2,889	9,614	(6,790)	2,824
Goodwill (i)	45,643	(3,709)	41,934	46,097	—	46,097
Other	20,128	(7,207)	12,921	19,134	(6,294)	12,840

Intangible assets	83,885	(24,285)	59,600	82,082	(18,303)	63,779

Other assets			33,341			38,971

			92,941			102,750

(i)

Goodwill primarily relates to the acquisition of Singapore Petroleum Company, Petroineos Trading Limited and PetroChina United Pipelines Co., Ltd., completed in 2009, 2011 and 2015, respectively. The recoverable amount of all cash-generating units has been determined based on value-in-use calculations. These calculations use post-tax cash flow projections based on financial budgets approved by management. The post-tax discount rates range from 8.9% to 10.5%, and reflect specific risks relating to the cash-generating unit. Based on the estimated recoverable amount, the impairment charge of the Group for the year ended December 31, 2017 amounted to RMB 3,709(2016: RMB Nil) primarily related to goodwill of PetroChina United Pipelines Co., Ltd..